Share-based payments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
No. of options granted, exercised and forfeited	2025	2025	2024	2024	2023	2023
Outstanding at the beginning of the year	6,329,187	90.12	6,972,978	92.60	7,232,978	87.82
Granted during the year	8,630,671	60.06	-	-	25,000	135.13
Forfeited during the year	(1,426,246)	60.06	(146,700)	90.12	(192,000)	89.64
Expired during the year	(11,420,954)	90.12	-	-	-	-
Exercised during the year	(770,976)	60.06	(497,091)	90.12	(93,000)	92.60
Outstanding at the end of the year	1,341,682	60.06	6,329,187	90.12	6,972,978	92.60
Exercisable at the end of the year	1,043,802	60.06	5,183,587	90.12	5,584,478	92.60

*
During the year there was a ratio change from the current ratio, where one (1) ADS represents one (1) equity share, to a new ratio, where one (1) ADS represents six (6) equity shares, with no change to the Company’s equity shares with effect from October 4, 2024.Outstanding options after ratio change is 223,606 at the end of March 31, 2025 out of which exercisable is 173,967 Options.

Disclosure of number and weighted average remaining contractual life of outstanding share options
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2025	34.62 - 135.28	1,341,682	60.06	0.09-2.82 Years	1,043,802	60.06
March 31, 2024	66.60 - 230.97	6,329,187	90.12	0.05-3.82 Years	5,183,587	90.12

March 31, 2023	66.60 - 230.97	6,972,978	92.60	0.06-4.82 Years	5,584,478	92.60